ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Foreign currency translation CNY	Dec. 31, 2013 Foreign currency translation USD ($)	Dec. 31, 2013 Unrealized holding gain on available-for-sale Investment CNY	Dec. 31, 2013 Unrealized holding gain on available-for-sale Investment USD ($)
Movement in accumulated other comprehensive income
Balance at the beginning of period		3,223		1,170	$ (34)	1,453	$ 227
Other comprehensive income before reclassification		(154)		(1,975)		1,821
Amounts reclassified from accumulated other comprehensive income	(316)	(1,912)	(224)			(1,912)
Balance at the end of period	$ 193	1,157	3,223	(205)	$ (34)	1,362	$ 227